Filed Pursuant to Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Alternative Strategies Fund

(the “Fund”)

Supplement dated June 6, 2014, to the Fund’s Prospectus

dated March 1, 2014, as amended

Effective January 29, 2014, Pelagos Capital Management, LLC (“Pelagos”), the Fund’s subadviser, changed its name to Franklin Alternative Strategies Advisers, LLC. Pelagos continues to conduct business under the Pelagos Capital Management name.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118ALT_2-14

SUNAMERICA SPECIALTY SERIES

SunAmerica Alternative Strategies Fund

(the “Fund”)

Supplement dated June 6, 2014, to the Fund’s

Statement of Additional Information

dated March 1, 2014, as amended

Effective January 29, 2014, Pelagos Capital Management, LLC (“Pelagos”), the Fund’s subadviser, changed its name to Franklin Alternative Strategies Advisers, LLC. Pelagos continues to conduct business under the Pelagos Capital Management name.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_ALTSAI_2-14